Stockholders' Deficit	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Equity [Abstract]
Stockholders' Deficit

NOTE 6 – STOCKHOLDERS’ DEFICIT

On June 24, 2019, the Company effected a one-for-five hundred (1:500) reverse stock split whereby the Company (i) decreased the number of authorized shares of common stock, $0.001 par value per share, to 100,000,000 and (ii) decreased by a ratio of one-for-five hundred (1:500) the number of retroactively issued and outstanding shares of common stock. Proportional adjustments for the reverse stock split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period, presented in the consolidated financial statements to reflect the reverse stock split.

Increase in Authorized Common Stock

On February 4, 2020 the Directors resolved to increase the Common Stock of the Company from 100,000,000 authorized shares to 1,000,000,000 authorized shares and believes that such number of authorized shares of Common Stock will be in the best interests of the Corporation and its stockholders because the Board believes that the availability of more shares of Common Stock for issuance will allow the Corporation greater flexibility in pursuing financing from investors, meeting business needs as they arise, taking advantage of favorable opportunities and responding to a changing corporate environment. The Company filed the necessary documents with the U.S. Securities and Exchange Commission on February 6, 2020 and with the amendment to the authorized shares being approved by the State of Delaware on March 13, 2020.

Preferred Stock:

The total number of shares of preferred stock that the Company is authorized to issue is 1,500,005, $0.01 par value per share. These preferred shares have no rights to dividends, profit sharing or liquidation preferences.

Of the total preferred shares authorized, 500,000 have been designated as Series A Preferred Stock (“Series A Preferred Stock”), pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on December 9, 2014. James Nathanielsz, the Company’s Chief Executive Officer beneficially owns all of the shares of Series A Preferred Stock via North Horizon Pty Ltd., which entitles him, as a holder of Series A Preferred Stock, to vote on all matters submitted or required to be submitted to a vote of the Company’s stockholders, except election and removal of directors, and each share of Series A Preferred Stock entitles him to two votes per share of Series A Preferred Stock. North Horizon Pty Ltd. is a Nathanielsz Family Trust. Mr. James Nathanielsz, the Chief Executive Officer and a director of our Company, has voting and investment power over these shares. 500,000 shares of Series A Preferred Stock are issued and outstanding as of March 31, 2020.

Of the total preferred shares authorized, pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on June 16, 2015, up to five shares have been designated as Series B Preferred Stock (“Series B Preferred Stock”). Each holder of outstanding shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. One share of Series B Preferred Stock is issued and outstanding as of March 31, 2020. Mr. Nathanielsz directly beneficially owns such one share of Series B Preferred Stock.

Common Stock:

Shares issued for conversion of convertible debt

During the nine months ended March 31, 2020, the Company issued 17,343,368 shares of its common stock at an average contractual conversion price of $0.0532, ranging from $0.014 to $0.906, as a result of the conversion of principal and interest in the aggregate amount of $922,754 underlying certain outstanding convertible notes converted during such period. The total recorded to equity was $1,153,264. Notes totaling $211,000 contained bifurcated embedded conversion option derivatives. Accordingly, the fair market value of the shares issued was $446,950 resulting in a loss on extinguishment at the time of conversion of $227,510 and $308,522 of derivative fair value was recorded as a gain on extinguishment at the time of conversion. The Company reclassified $383,186 in put premiums to additional paid in capital following conversions during the nine months ended March 31, 2020.

The Company has 449,501,507 shares of its common stock reserved for future issuances based on lender reserve requirements pursuant to underlying financing agreements at March 31, 2020.

Shares issued for services

On July 19, 2019, the Company entered into an agreement with a certain consultant to provide services over a two-month period beginning July 1, 2019 and ending September 1, 2019 in exchange for 20,000 shares of the Company’s common stock. On July 19, 2019, the Company issued the 20,000 shares of the Company’s common stock valued at $1.99 per share; being the closing price of the stock on the date of the agreement, to such consultant, or $39,800, which will be amortized over the term of the agreement. The Company recorded $39,800 of consulting expense with respect to such shares of its common stock during the nine months ended March 31, 2020.

On February 3, 2020, the Company issued 150,000 shares of the Company’s common stock to a consultant for services rendered pursuant to an engagement agreement dated on September 10, 2019 which agreement was later amended in February 2020. On February 3, 2020, the Company issued the 150,000 shares of the Company’s common stock valued at $0.14 per share; being the closing price of the stock on the date of the agreement, to such consultant, or $21,000. The Company recorded $21,000 of consulting expense with respect to such shares of its common stock during the nine months ended March 31, 2020.

Restricted Stock Units

Pursuant to employment agreements dated in May 2019 (see Note 8), the Company granted an aggregate of 78,000 and 39,000 restricted stock unit to the Company’s Chief Executive Officer and Chief Scientific Officer, respectively. The total 117,000 restricted stock units are subject to vesting terms as defined in the employment agreements. The 117,000 restricted stock units were valued at the fair value of $4.25 per unit or $497,240 based on the quoted trading price on the date of grant. During the nine months ended March 31, 2020, the Company recognized stock-based compensation of $163,157 related to vested restricted stock units. There were $303,006 unrecognized restricted stock units expense as of March 31, 2020.

Warrants:

In connection with the issuance of the August 2019 Auctus Note, the Company issued common stock purchase warrants to Auctus to purchase 450,000 shares of the Company’s common stock (the “First Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such First Warrant at an “Exercise Price” of $2.25. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 300,000 shares of the Company’s common stock (the “Second Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Second Warrant at an “Exercise Price” of $3.33. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 225,000 shares of the Company’s common stock (the “Third Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Third Warrant at an “Exercise Price” of $4.50. The First Warrant, Second Warrant, and Third Warrant shall collectively be referred as the “Warrants”. The Warrants have an “Exercise Period” of five years form the date of issuance being August 30, 2019 (see Note 5).

On September 10, 2019, the Company entered into an agreement with a certain consultant to provide services over a three-month period beginning September 10, 2019 and ending December 10, 2019 in exchange for 1,000,000 warrants to purchase the Company’s common stock at $2.00 per share with an expiry date of September 10, 2022. The Fair Market Value of the warrants was $984,810 on the date of grant as calculated under the Black Scholes Option Pricing model. The Company recorded $984,810 of share-based compensation expenses with respect to the grant of such warrants during the nine months ended March 31, 2020.

As of March 31, 2020, there were 1,975,059 warrants outstanding and exercisable with expiration dates commencing May 2020 and continuing through August 2024, with a weighted average exercise price per share of $2.69.

Options:

As of March 31, 2020, the Company had entered into agreements to grant options to purchase 59,644 shares of its common stock, with a weighted average exercise price per share of $76.37.

Pursuant to employment agreements dated in May 2019 (see Note 8), the Company granted options to purchase 39,000 and 19,500 shares of the Company’s common stock to the Company’s Chief Executive Officer and Chief Scientific Officer, respectively. The total 58,500 options have a term of 10 years from the date of grant and exercise price ranging from $4.25 to $4.675 per share. 1/3rd of these options shall vest every successive one-year anniversary, provided, that on each such vesting date, the Chief Executive Officer and Chief Scientific Officer are employed by the Company and subject to the other provisions of the employment agreement. The 58,500 stock options were valued using a Black-Scholes model with the following assumptions: stock price at valuation date of $4.25 based on quoted trading price on date of grant, exercise price of $4.65, dividend yield of zero, years to maturity of 10.00, a risk free rate of 2.42%, and expected volatility 268% for a total value of $248,620.

During the nine months ended March 31, 2020, the Company recognized stock-based compensation of $62,155 related to vested stock options. There was $176,106 of unvested stock options expense as of March 31, 2020 that will be recognized in future periods.

No stock options were issued during the nine months ended March 31, 2020.

NOTE 8 – STOCKHOLDERS’ DEFICIT

Increase in Authorized Shares of Common Stock and Reverse Stock Split

On September 21, 2018, the Company filed a Certificate of Amendment to its Certificate of Incorporation to increase the number of authorized shares of its common stock from 400,000,000 to 4,000,000,000, which was approved by the Company’s board of directors and holders of a majority of the Company’s voting stock on August 28, 2018.

On June 24, 2019, the Company effected a one-for-five hundred (1:500) reverse stock split whereby the Company (i) decreased the number of authorized shares of common stock, $0.001 par value per share, to 100,000,000 and (ii) decreased by a ratio of one-for-five hundred (1:500) the number of retroactively issued and outstanding shares of common stock. Proportional adjustments for the reverse stock split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been restated as of the earliest period, presented in the consolidated financial statements to reflect the reverse stock split.

Preferred Stock

The total number of shares of preferred stock that the Company is authorized to issue is 1,500,005, $0.01 par value per share. These preferred shares have no rights to dividends, profit sharing or liquidation preferences.

Of the total preferred shares authorized, 500,000 have been designated as Series A Preferred Stock (“Series A Preferred Stock”), pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on December 9, 2014. James Nathanielsz, the Company’s Chief Executive Officer and Chief Financial Officer, beneficially owns all of the shares of Series A Preferred Stock via North Horizon Pty Ltd., which entitles him, as a holder of Series A Preferred Stock, to vote on all matters submitted or required to be submitted to a vote of the Company’s stockholders, except election and removal of directors, and each share of Series A Preferred Stock entitles him to two votes per share of Series A Preferred Stock. North Horizon Pty Ltd. is a Nathanielsz Family Trust. Mr. James Nathanielsz, the Chief Executive Officer, Chief Financial Officer and a director of our Company, has voting and investment power over these shares. 500,000 shares of Series A Preferred Stock are issued and outstanding as of June 30, 2019 and 2018.

Of the total preferred shares authorized, pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on June 16, 2015, up to five shares have been designated as Series B Preferred Stock (“Series B Preferred Stock”). Each holder of outstanding shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. One share of Series B Preferred Stock is issued and outstanding as of June 30, 2019 and 2018. Mr. Nathanielsz directly beneficially owns such one share of Series B Preferred Stock.

No shares of Series A Preferred Stock or Series B Preferred Stock were issued in fiscal years 2019 or 2018.

Common Stock

Shares Issued for Services

Fiscal 2018:

On August 1, 2017, the Company received an invoice for $30,000 from a third party for six months of consulting services provided to the Company during the period of February 1, 2017 through July 31, 2017. The invoice was payable in shares of the Company’s common stock. The Company recorded $25,000 in consulting fees related to this invoice for the year ended June 30, 2017 and the balance was recorded in fiscal year 2018. On February 15, 2018, the Company issued 469 shares of its common stock and an additional loss on settlement of debt was recorded of $68,438 based on the fair market value on July 31, 2017, when the shares were fully earned, of $210 per share.

On December 29, 2017, the Company entered into a one-year consulting agreement with a certain consultant (the “Consultant”) for certain consulting, advisory and media services to be provided to the Company. As compensation for such services, the Company agreed to pay the consultant (i) an hourly fee of $950 per hour, for up to $71,250 of time-based services; (ii) $9,772 for the preparation of certain marketing materials; (iii) an upfront fee of 1,000 restricted shares of the Company’s common stock, with up to 1,500 additional shares to be issued on the six month anniversary of the date of the consulting agreement at the Company’s sole discretion, and (iv) a marketing bonus equal to 6% of the value of any: (x) business collaboration with the Company which is identified or introduced by the Consultant; or (y) joint venture, licensing, collaboration or similar monetization or strategic transaction (other than any capital-raising transaction) which is identified or introduced by the Consultant. The Company could, in its sole discretion, pay any of the aforementioned fees in cash or shares of the Company’s common stock. If such fees are paid in stock, the number of shares to be paid was to be calculated by dividing the dollar amount of time (or value of the transaction, as the case may be) invoiced in such pay period by, as of the applicable calculation date, the most recent price at which the Company has sold shares of its common stock (or securities convertible into common stock) in a bona fide public or private financing including third party investors. The Company valued the 1,000 shares based on the market price on the agreement date of $70 and will recognize $70,000 of consulting expense through the term of the agreement. For the year ended June 30, 2018, the Company recorded $35,287 of expense related to this agreement. On February 15, 2018, the Company issued the 1,000 shares to the Consultant.

On February 1, 2018, the Company received an invoice for $30,000 from a third party for six months of consulting services provided to the Company during the period of August 1, 2017 through January 31, 2018. The invoice was payable in shares of the Company’s common stock. The Company issued 469 shares on February 15, 2018 and recorded $30,000 in consulting fees during fiscal 2018. An additional loss on settlement of debt was recorded of $2,813 based on the fair market value on January 31, 2018, when the shares were fully earned, or $70 per share.

Fiscal 2019:

On December 6, 2018, the Company entered into an agreement with a certain consultant to provide services over a six-month period beginning November 1, 2018 and ending May 1, 2019 in exchange for 4,000 shares of the Company’s common stock. On December 27, 2018, the Company issued the 4,000 shares of the Company’s common stock valued at $10.00 per share to such consultant, or $39,000, which will be amortized over the term of the agreement. The Company recorded $39,000 of consulting expense with respect to such shares of its common stock during the year ended June 30, 2019.

On November 20, 2018, the Company’s Board of Directors authorized the issuance of 2,000 shares of the Company’s common stock in connection with certain legal services provided to the Company. On November 28, 2018, the Company issued such 2,000 shares of its common stock valued at $15.00, or $30,000.

In March 2019 and effective as of December 21, 2018, the Company entered into a certain consulting services agreement with a certain consultant to provide services over a twelve-month period beginning December 21, 2018 in exchange for issuance of two tranches of 10,000 shares (subject to certain true-up provisions), for services to be rendered between December 21, 2018 and March 20, 2019, and 6,000 shares (subject to certain true-up provisions), for services to be rendered between March 21, 2019 and December 20, 2019 of the Company’s common stock. On May 8, 2019, the Company terminated the agreement with the consent of the consultant. The consultant agreed that the issuance of the first tranche of 10,000 shares (including the true-up provision) together with cash payments already made by the Company to the consultant fully satisfied the obligations (past and future) that the Company has under the consulting agreement including any claims under the true-up provisions of the agreement. In March 2019, the Company issued the first tranche of 10,000 shares of its common stock valued at $10.00 per share based on the quoted trading price to the consultant, or $100,000. The Company recorded $100,000 of consulting expense with respect to such shares of its common stock during the fiscal year ended June 30, 2019.

Restricted Stock Units

Pursuant to employment agreements dated in May 2019 (see Note 10), the Company granted an aggregate of 78,000 and 39,000 restricted stock unit to the Company’s Chief Executive Officer and Chief Scientific Officer, respectively. The total 117,000 restricted stock units are subject to vesting terms as defined in the employment agreements. The 117,000 restricted stock units were valued at the fair value of $4.25 per unit or $497,240 based on the quoted trading price on the date of grant. During the year ended June 30, 2019, the Company recognized stock-based compensation of $31,077 related to vested restricted stock units. There were $466,163 unrecognized restricted stock units expense as of June 30, 2019.

Shares Issued for Cash

October 5, 2018 Equity Purchase Agreement

On October 5, 2018 (the “L2 Closing Date”), the Company entered into an Equity Purchase Agreement (the “L2 Purchase Agreement”) with L2 Capital, LLC (“L2 Capital”) pursuant to which L2 Capital committed to purchase up to $10,000,000 (the “Maximum Amount”) of the Company’s common stock (the “L2 Financing”). On the L2 Closing Date, the Company issued 7,701 shares of its common stock to L2 Capital as a commitment fee (the “Commitment Shares”), at a fair market value of $41.30 or $318,059, which was recorded as deferred offing costs and were amortized as a percentage of the Maximum Amount on a pro-rata conversion amount. Additionally, the proceeds received from the first put notice were net of $15,000 in legal fees and were recorded as deferred offering costs. Total amortization expense for the fiscal year ended June 30, 2019 was $333,059. The Commitment Shares are subject to a lock-up/leak-out limitation as described below. In connection with the L2 Financing, on the L2 Closing Date, the Company and L2 Capital also entered into a Registration Rights Agreement (the “L2 Registration Rights Agreement”, and together with the Purchase Agreement, the “L2 Transaction Documents”). The Company received net proceeds from the sale of the Put Shares directly to the Investor pursuant to the Purchase Agreement, however, the Company did not receive any proceeds from the resale of the Put Shares by L2 Capital thereafter.

Upon filing and effectiveness of the Company’s Registration Statement on Form S-1, which was declared effective by the SEC on October 30, 2018, and provided other closing conditions are met, from time to time over the term of the Purchase Agreement, the Company had the right, but not the obligation, to direct the Investor to purchase shares of the Company’s common stock (the “L2 Put Shares”) in a maximum amount of $1,000,000, provided that the number of L2 Put Shares did not exceed 250% of the Average Daily Trading Volume (as defined in the L2 Purchase Agreement). At any time and from time to time during the 3-year term of the L2 Purchase Agreement (the “Commitment Period”), the Company had the right to deliver a notice L2 Capital (the “L2 Put Notice”) and was obligated to deliver the Put Shares to Investor via DWAC (as defined in the L2 Purchase Agreement) within two trading days. The purchase price (the “L2 Purchase Price”) for the Put Shares was 87.5% of the one lowest daily volume weighted average price on the Principal Market (as defined in the L2 Purchase Agreement) (as reported by Bloomberg Finance L.P.) during the five trading days immediately following the date L2 Capital receives the L2 Put Shares via DWAC associated with the applicable Put Notice (the “L2 Valuation Period”). The closing of a Put Notice occurred within one trading day following the end of the respective L2 Valuation Period, whereby (i) L2 Capital was obligated to deliver the L2 Investment Amount (as defined below) to the Company by wire transfer of immediately available funds and (ii) L2 Capital was obligated to return surplus L2 Put Shares if the value of the L2 Put Shares delivered to L2 Capital caused the Company to exceed the maximum commitment amount. The Company could not deliver another L2 Put Notice to L2 Capital within ten trading days of a prior Put Notice. The “L2 Investment Amount” means the aggregate L2 Purchase Price for the L2 Put Shares purchased by L2 Capital, minus clearing costs due to L2 Capital’s broker or to the Company’s transfer agent for the issuance of the L2 Put Shares (the “L2 Clearing Costs”).

The right of the Company to issue and sell the L2 Put Shares to L2 Capital was subject to the satisfaction of certain closing conditions, including, but not limited to, (i) the Company’s Registration Statement on Form S-1 registering for resale by the Investor of the L2 Put Shares and Commitment Shares continuing to be effective as was declared by the U.S. Securities and Exchange Commission (the “SEC”) on October 30, 2018, (ii) accuracy of the Company’s representations and warranties, (iii) the Company’s performance under the L2 Purchase Agreement in all material respects, (iv) no suspension of trading or delisting of the Company’s common stock, (v) limitation of L2 Capital’s beneficial ownership to no more than 9.99%, (vi) the Company maintaining its DWAC-eligible status, (vii) the Company maintaining a sufficient share reserve, and (viii) the minimum pricing for the L2 Put Shares must exceed $.05.

Pursuant to the terms of the L2 Registration Rights Agreement, the Company filed the L2 Registration Statement on October 17, 2018 and the Registration Statement was declared effective by the SEC on October 30, 2018.

L2 Capital agreed, for a period of 180 days from the L2 Closing Date, not to sell, on any given day, a number of Commitment Shares that exceeds the greater of (i) 5% of the average daily trading volume of the Company’s shares of common stock for the period ended one trading day prior to the date of such sale, as reported on the Principal Market; and (ii) such number of Commitment Shares that equals (x) $5,000, divided by, (y) the closing price of the Company’s shares of common stock one trading day prior to the date of such sale, as reported on the Principal Market.

Effective as of the L2 Closing Date, the Company reserved 924,143 shares of its common stock from its authorized and unissued shares of common stock to provide for all issuances of shares of common stock under the L2 Transaction Documents (in the event that the Company issued and sold the L2 Put Shares up to the Maximum Amount) and was required to reserve and keep available out of its authorized and unissued shares of common stock a number of shares of common stock at least three times the number of shares of common stock obtained by dividing the remaining balance on the maximum commitment amount by the L2 Purchase Price. While the Company had the obligation to maintain such reserve while the Purchase Agreement was effective, the Company did not have the obligation to sell any L2 Put Shares to L2 Capital. L2 Capital agreed, and agreed to cause any affiliate of L2 Capital acting on its behalf or pursuant to any understanding with it, not to execute any short sales during the period from the date hereof to the end of the Commitment Period.

As of about February 7, 2019, the Company reached the maximum number of shares that it could put under the L2 Purchase Agreement, and therefore, the Company would have had to file with the SEC a new registration statement registering additional shares under the L2 Purchase Agreement if the Company had determined to continue to utilize the L2 Purchase Agreement.

During the fiscal year ended June 30, 2019, the Company issued 113,200 shares of its common stock at an average price per share of $8.50, ranging from $6.50 to $20.00, as a result of delivering 14 L2 Put Notices to L2 Capital. As of June 30, 2019, the Company received gross aggregate proceeds of $964,009 from such put notices. Effective as of February 25, 2019, the Company terminated the L2 Purchase Agreement.

February 25, 2019 Equity Purchase Agreement

On February 25, 2019 (the “Closing Date”), the Company entered into an Equity Purchase Agreement (the “Purchase Agreement”) with a certain institutional investor (the “Investor”) pursuant to which the Investor committed to purchase up to $10,000,000 (the “Maximum Amount”) of the Company’s common stock (the “Financing”). In connection with the Financing, on the Closing Date, the Company and the Investor also entered into a Registration Rights Agreement (the “Registration Rights Agreement”, and together with the Purchase Agreement, the “Transaction Documents”). The Company will receive net proceeds from the sale of the Put Shares directly to the Investor pursuant to the Purchase Agreement, however, the Company will not receive any proceeds from the resale of the Put Shares by the Investor thereafter.

Upon filing and effectiveness of the Company’s Registration Statement on Form S-1, which was declared effective by the SEC on March 7, 2019, and provided other closing conditions are met, from time to time over the term of the Purchase Agreement, the Company has the right, but not the obligation, to direct the Investor to purchase shares of the Company’s common stock (the “Put Shares”) in a maximum amount of $1,000,000, provided that the number of Put Shares did not exceed 250% of the Average Daily Trading Volume (as defined in the Purchase Agreement). At any time and from time to time during the 3-year term of the Purchase Agreement (the “Commitment Period”), the Company has the right to deliver a notice to the Investor (the “Put Notice”) and is obligated to deliver the Put Shares to Investor via DWAC (as defined in the Purchase Agreement) within two trading days. The purchase price (the “Purchase Price”) for the Put Shares was 87.5% of the one lowest daily volume weighted average price on the Principal Market (as defined in the Purchase Agreement) (as reported by Bloomberg Finance L.P.) during the five trading days immediately following the date the Investor receives the Put Shares via DWAC associated with the applicable Put Notice (the “Valuation Period”). The closing of a Put Notice occurs within one trading day following the end of the respective Valuation Period, whereby (i) the Investor is obligated to deliver the Investment Amount (as defined below) to the Company by wire transfer of immediately available funds and (ii) the Investor is obligated to return surplus Put Shares if the value of the Put Shares delivered to the Investor causes the Company to exceed the maximum commitment amount. The Company cannot deliver another Put Notice to the Investor within ten trading days of a prior Put Notice. The “Investment Amount” means the aggregate Purchase Price for the Put Shares purchased by the Investor, minus clearing costs due to the Investor’s broker or to the Company’s transfer agent for the issuance of the Put Shares (the “Clearing Costs”).

The right of the Company to issue and sell the Put Shares to the Investor is subject to the satisfaction of certain closing conditions, including, but not limited to, (i) the Company’s Registration Statement on Form S-1 registering for resale by the Investor of the Put Shares continuing to be effective as was declared by the SEC on March 7, 2019, (ii) accuracy of the Company’s representations and warranties, (iii) the Company’s performance under the Purchase Agreement in all material respects, (iv) no suspension of trading or delisting of the Company’s common stock, (v) limitation of the Investor’s beneficial ownership to no more than 9.99%, (vi) the Company maintaining its DWAC-eligible status, (vii) the Company maintaining a sufficient share reserve, and (viii) the minimum pricing for the Put Shares must exceed $0.05.

Pursuant to the terms of the Registration Rights Agreement, the Company filed the Registration Statement on February 25, 2019 and the Registration Statement was declared effective by the SEC on March 7, 2019.

Effective as of the Closing Date, the Company reserved 1,333,333 shares of its common stock from its authorized and unissued shares of common stock to provide for all issuances of shares of common stock under the Transaction Documents (in the event that the Company issued and sold the Put Shares up to the Maximum Amount) and was required to reserve and keep available out of its authorized and unissued shares of common stock a number of shares of common stock at least three times the number of shares of common stock obtained by dividing the remaining balance on the maximum commitment amount by the Purchase Price.

While the Company has the obligation to maintain such reserve while the Purchase Agreement was effective, the Company does not have the obligation to sell any Put Shares to the Investor. The Investor agreed, and agreed to cause any affiliate of the Investor acting on its behalf or pursuant to any understanding with it, not to execute any short sales during the period from the date hereof to the end of the Commitment Period.

During the year ended June 30, 2019, the Company issued 34,000 shares of its common stock at an average price per share of $4.01, ranging from $3.06 to $4.90, as a result of delivering five Put Notices to the Investor. As of June 30, 2019, the Company received gross aggregate proceeds of $136,371 from such put notices.

Shares issued for conversion of convertible debt

Fiscal 2018:

On July 5, 2017, pursuant to a conversion notice, $26,000 of principal and $1,121 of interest was converted at $270 per share into 100 shares of common stock.

On July 13, 2017, pursuant to a conversion notice, $42,500 of principal was converted at $315 per share into 135 shares of common stock.

On July 17, 2017, pursuant to a conversion notice, $16,000 of principal and $732 of interest was converted at $200 per share into 83 shares of common stock.

On July 20, 2017, pursuant to a conversion notice, $28,000 of principal and $1,300 of interest was converted at $145 per share into 203 shares of common stock.

On July 28, 2017, pursuant to a conversion notice, $22,500 in principal and $1,593 in interest was converted at $130 per share into 187 shares of common stock.

On August 2, 2017, pursuant to a conversion notice, $20,000 of principal was converted at $140 per share into 142 shares of common stock.

On August 2, 2017, pursuant to a conversion notice, $25,000 of principal and $1,233 of interest was converted at $105 per share into 250 shares of common stock.

On August 16, 2017, pursuant to a conversion notice, $25,000 of principal and $1,311 of interest was converted at $115 per share into 224 shares of common stock.

On August 17, 2017, pursuant to a conversion notice, $20,000 of principal was converted at $150 per share into 132 shares of common stock.

On August 22, 2017, pursuant to a conversion notice, $20,000 of principal and $1,500 of interest was converted at $125 per share into 170 shares of common stock.

On August 25, 2017, pursuant to a conversion notice, $25,000 of principal and $1,361 of interest was converted at $115 per share into 225 shares of common stock.

On August 29, 2017, pursuant to a conversion notice, $20,000 of principal was converted at $120 per share into 164 shares of common stock.

On September 3, 2017, pursuant to a conversion notice, $20,000 of principal and $1,661 of interest was converted at $100 per share into 213 shares of common stock.

On September 6, 2017, pursuant to a conversion notice, $12,500 of principal and $714 of interest was converted at $95 per share into 142 shares of common stock.

On September 8, 2017, pursuant to a conversion notice, $20,000 of principal was converted at 120 per share into 166 shares of common stock.

On September 14, 2017, pursuant to a conversion notice, $15,000 of principal and $450 of interest was converted at $75 per share into 206 shares of common stock.

On September 14, 2017, pursuant to a conversion notice, $20,000 of principal and $1,665 of interest was converted at $80 per share into 278 shares of common stock.

On September 18, 2017, pursuant to a conversion notice, $20,000 of principal was converted at $95 per share into 215 shares of common stock.

On September 25, 2017, pursuant to a conversion notice, $20,000 of principal and $649 of interest was converted at $70 per share into 299 shares of common stock.

On September 26, 2017, pursuant to a conversion notice, $30,000 of principal was converted at $90 per share into 337 shares of common stock.

On September 26, 2017, pursuant to a conversion notice, $20,000 of principal and $1,716 of interest was converted at $75 per share into 291 shares of common stock.

On October 2, 2017, pursuant to a conversion notice, $25,000 of principal and $850 of interest was converted at $70 per share into 375 shares of common stock.

On October 4, 2017, pursuant to a conversion notice, $40,000 of principal was converted at $90 per share into 449 shares of common stock.

On October 5, 2017, pursuant to a conversion notice, $20,000 of principal and $1,716 of interest was converted at $75 per share into 291 shares of common stock.

On October 9, 2017, pursuant to a conversion notice, $30,000 of principal and $1,067 of interest was converted at $70 per share into 431 shares of common stock.

On October 10, 2017, pursuant to a conversion notice, $45,000 of principal was converted at $95 per share into 484 shares of common stock.

On October 11, 2017, pursuant to a conversion notice, $20,000 of principal and $1,812 of interest was converted at $80 per share into 280 shares of common stock.

On October 16, 2017, pursuant to a conversion notice, $20,000 of principal and $1,834 of interest was converted at $80 per share into 269 shares of common stock.

On October 18, 2017, pursuant to a conversion notice, $25,000 of principal and $939 of interest was converted at $65 per share into 393 shares of common stock.

On October 19, 2017, pursuant to a conversion notice, $30,000 of principal was converted at $80 per share into 387 shares of common stock.

On October 23, 2017, pursuant to a conversion notice, $20,000 of principal and $1,884 of interest was converted at $55 per share into 396 shares of common stock.

On October 24, 2017, pursuant to a conversion notice, $21,000 of principal and $817 of interest was converted at $55 per share into 404 shares of common stock.

On October 27, 2017, pursuant to a conversion notice, $15,000 of principal was converted at $45 per share into 320 shares of common stock.

On October 30, 2017, pursuant to a conversion notice, $8,750 of principal and $352 of interest was converted at $35 per share into 289 shares of common stock.

On October 30, 2017, pursuant to a conversion notice, $20,000 of principal and $1,902 of interest was converted at $35 per share into 602 shares of common stock.

On November 2, 2017, pursuant to a conversion notice, $5,000 of principal and $8,250 of interest was converted at $45 per share into 311 shares of common stock.

On November 6, 2017, pursuant to a conversion notice, $12,750 of principal and $533 of interest was converted at $25 per share into 490 shares of common stock.

On November 6, 2017, pursuant to a conversion notice, $17,500 of principal was converted at $35 per share into 502 shares of common stock.

On November 8, 2017, pursuant to a conversion notice, $20,000 in principal and $2,356 in interest was converted at $30 per share into 764 shares of common stock.

On November 13, 2017, pursuant to a conversion notice, $11,000 in principal and $623 in interest was converted at $25 per share into 430 shares of common stock.

On November 15, 2017, pursuant to a conversion notice, $20,000 in principal and $2,443 in interest was converted at $30 per share into 767 shares of common stock.

On November 17, 2017, pursuant to a conversion notice, $15,000 in principal was converted at $35 per share into 430 shares of common stock.

On November 26, 2017, pursuant to a conversion notice, $20,000 in principal and $2,568 in interest was converted at $30 per share into 772 shares of common stock.

On November 27, 2017, pursuant to a conversion notice, $20,000 in principal and $1,196 in interest was converted at $25 per share into 785 shares of common stock.

On December 1, 2017, pursuant to a conversion notice, $20,000 in principal and $802 in interest was converted at $30 per share into 746 shares of common stock.

On December 6, 2017, pursuant to a conversion notice, $21,000 in principal and $1,297 in interest was converted at $25 per share into 826shares of common stock.

On December 8, 2017, pursuant to a conversion notice, $9,900 in principal and $792 in interest was converted at $25 per share into 396 shares of common stock.

On December 8, 2017, pursuant to a conversion notice, $42,666 in principal was converted at $35 per share into 1,223 shares of common stock.

On December 11, 2017, pursuant to a conversion notice, $9,900 in principal and $799 in interest was converted at $25 per share into 396 shares of common stock.

On December 11, 2017, pursuant to a conversion notice, $27,000 in principal and $1,142 in interest was converted at $30 per share into 1,009 shares of common stock.

On December 11, 2017, pursuant to a conversion notice, $42,666 in principal was converted at $35 per share into 1,223 shares of common stock.

On December 15, 2017, pursuant to a conversion notice, $56,758 in principal was converted at $40 per share into 1,465 shares of common stock.

On December 18, 2017, pursuant to a conversion notice, $30,000 in principal and $2,467 in interest was converted at $35 per share into 958 shares of common stock.

On December 19, 2017, pursuant to a conversion notice, $23,000 in principal and $1,013 in interest was converted at $35 per share into 738 shares of common stock.

On December 21, 2017, pursuant to a conversion notice, $63,000 in principal was converted at $40 per share into 1,578 shares of common stock.

On December 22, 2017, pursuant to a conversion notice, $25,000 in principal and $2,078 in interest was converted at per share into 860 shares of common stock.

On January 2, 2018, pursuant to a conversion notice, $25,000 in principal and $1,178 in interest was converted at $35 per share into 804 shares of common stock.

On January 3, 2018, pursuant to a conversion notice, $25,200 in principal and $2,162 in interest was converted at $30 per share into 869 shares of common stock.

On January 4, 2018, pursuant to a conversion notice, $25,000 in principal and $1,372 in interest was converted at $35 per share into 798 shares of common stock.

On January 9, 2018, pursuant to a conversion notice, $40,000 in principal and $4,581 in interest was converted at $35 per share into 1,261 shares of common stock.

On January 12, 2018, pursuant to a conversion notice, $25,000 in principal and $1,233 in interest was converted at $40 per share into 691 shares of common stock.

On January 12, 2018, pursuant to a conversion notice, $7,500 in principal and $875 in interest was converted at $35 per share into 232 shares of common stock.

On January 26, 2018, pursuant to a conversion notice, $30,000 in principal and $1,793 in interest was converted at $45 per share into 707 shares of common stock.

On January 30, 2018, pursuant to a conversion notice, $40,000 in principal and $2,130 in interest was converted at $45 per share into 985 shares of common stock.

On February 4, 2018, pursuant to a conversion notice, $22,500 in principal and $2,650 in interest was converted at $40 per share into 629 shares of common stock.

On February 13, 2018, pursuant to a conversion notice, $20,000 in principal and $1,276 in interest was converted at $35 per share into 572 shares of common stock.

On February 21, 2018, pursuant to a conversion notice, $40,000 in principal and $4,986 in interest was converted at $40 per share into 1,144 shares of common stock

On February 23, 2018, pursuant to a conversion notice, $25,000 in principal and $1,173 in interest was converted at $35 per share into 704 shares of common stock.

On February 23, 2018, pursuant to a conversion notice, $20,000 in principal and $1,320 in interest was converted at $35 per share into 592 shares of common stock.

On February 28, 2018, pursuant to a conversion notice, $60,000 in principal and $4,027 in interest was converted at $30 per share into 2,023 shares of common stock.

On March 4, 2018, pursuant to a conversion notice, $40,000 in principal and $5,012 in interest was converted at $30 per share into 1,522 shares of common stock.

On March 5, 2018, pursuant to a conversion notice, $28,000 in principal and $1,375 in interest was converted at $30 per share into 987 shares of common stock.

On March 8, 2018, pursuant to a conversion notice, $27,000 in principal and $1,343 in interest was converted at $30 per share into 1,016 shares of common stock.

On March 8, 2018, pursuant to a conversion notice, $50,000 in principal and $3,444 in interest was converted at $25 per share into 1,979 shares of common stock.

On March 11, 2018, pursuant to a conversion notice, $60,000 in principal and $7,906 in interest was converted at $30 per share into 2,348 shares of common stock.

On March 14, 2018, pursuant to a conversion notice, $25,000 in principal and $1,756 in interest was converted at $25 per share into 991 shares of common stock.

On March 16, 2018, pursuant to a conversion notice, $28,000 in principal and $1,442 in interest was converted at $30 per share into 1,055 shares of common stock.

On March 21, 2018, pursuant to a conversion notice, $50,000 in principal and $2,089 in interest was converted at $25 per share into 1,929 shares of common stock.

On March 26, 2018, pursuant to a conversion notice, $27,000 in principal and $1,450 in interest was converted at $30 per share into 1,009 shares of common stock.

On April 2, 2018, pursuant to a conversion notice, $50,000 in principal and $2,916 in interest was converted at $30 per share into 1,825 shares of common stock.

On April 3, 2018, pursuant to a conversion notice, $25,000 in principal and $1,386 in interest was converted at $30 per share into 1,013 shares of common stock.

On April 5, 2018, pursuant to a conversion notice, $50,000 in principal and $2,256 in interest was converted at $25 per share into 2,177 shares of common stock.

On April 11, 2018, pursuant to a conversion notice, $20,000 in principal and $929 in interest was converted at $20 per share into 1,163 shares of common stock.

On April 12, 2018, pursuant to a conversion notice, $30,000 in principal and $1,289 in interest was converted at $20 per share into 1,682 shares of common stock.

On April 18, 2018, pursuant to a conversion notice, $50,000 in principal and $3,750 in interest was converted at $15 per share into 3,120 shares of common stock.

On April 26, 2018, pursuant to a conversion notice, $35,000 in principal and $3,259 in interest was converted at $20 per share into 2,125 shares of common stock

On April 30, 2018, pursuant to a conversion notice, $25,000 in principal and $526 in interest was converted at $20 per share into 1,372 shares of common stock.

On May 14, 2018, pursuant to a conversion notice, $30,000 in principal and $723 in interest was converted at $20 per share into 1,537 shares of common stock.

On May 15, 2018, pursuant to a conversion notice, $20,000 in principal and $2,000 in interest was converted at $20 per share into 1,055 shares of common stock.

On May 18, 2018, pursuant to a conversion notice, $33,500 in principal and $3,283 in interest was converted at $20 per share into 1,916 shares of common stock.

On June 7, 2018, pursuant to a conversion notice, $33,000 in principal and $3,381 in interest was converted at $15 per share into 2,091 shares of common stock.

On June 8, 2018, pursuant to a conversion notice, $35,000 in principal and $1,035 in interest was converted at $20 per share into 2,004 shares of common stock.

On June 15, 2018, pursuant to a conversion notice, $32,000 in principal and $3,335 in interest was converted at $15 per share into 2,031 shares of common stock.

On June 20, 2018, pursuant to a conversion notice, $35,000 in principal and $3,687 in interest was converted at $15 per share into 2,223 shares of common stock.

On June 21, 2018, pursuant to a conversion notice, $35,000 in principal and $1,135 in interest was converted at $20 per share into 2,006 shares of common stock.

On June 23, 2018, pursuant to a conversion notice, $20,000 in principal and $2,098 in interest was converted at $15 per share into 1,408 shares of common stock.

Fiscal 2019:

On July 2, 2018, pursuant to a conversion notice, $35,000 in principal and $2,808 in interest was converted at $14.97 per share into 2,526 shares of common stock.

On July 6, 2018, pursuant to a conversion notice, $40,000 in principal and $4,570 in interest was converted at $13.80 per share into 3,230 shares of common stock.

On July 10, 2018, pursuant to a conversion notice, $25,000 in principal and $2,050 in interest was converted at $13.20 per share into 2,049 shares of common stock.

On July 10, 2018, pursuant to a conversion notice, $35,000 in principal and $1,281 in interest was converted at $13.64 per share into 2,660 shares of common stock.

On July 13, 2018, pursuant to a conversion notice, $30,000 in principal and $2,480 in interest was converted at $10.26 per share into 3,166 shares of common stock.

On July 15, 2018, pursuant to a conversion notice, $30,000 in principal and $3,484 in interest was converted at $10.80 per share into 3,100 shares of common stock.

On July 17, 2018, pursuant to a conversion notice, $20,000 in principal and $1,671 in interest was converted at $9.60 per share into 2,257 shares of common stock.

On July 22, 2018, pursuant to a conversion notice, $30,000 in principal and $3,529 in interest was converted at $8.15 per share into 4,114 shares of common stock.

On July 23, 2018, pursuant to a conversion notice, $30,000 in principal and $1,959 in interest was converted at $9.30 per share into 3,437 shares of common stock.

On July 24, 2018, pursuant to a conversion notice, $30,000 in principal and 2,553 in interest was converted at $7.50 per share into 4,340 shares of common stock.

On July 25, 2018, pursuant to a conversion notice, $20,000 in principal and NIL in interest was converted at $8.99 per share into 2,225 shares of common stock.

On July 26, 2018, pursuant to a conversion notice, $20,000 in principal and NIL in interest was converted at 7.85 per share into 2,548 shares of common stock.

On July 30, 2018, pursuant to a conversion notice, $20,000 in principal and NIL in interest was converted at $7.20 per share into 2,778 shares of common stock.

On July 31, 2018, pursuant to a conversion notice, $20,000 in principal and $1,733 in interest was converted at $5.85 per share into 3,715 shares of common stock.

On July 31, 2018, pursuant to a conversion notice, $15,000 in principal and NIL in interest was converted at $7.20 per share into 2,083 shares of common stock.

On August 2, 2018, pursuant to a conversion notice, $20,000 in principal and $1,742 in interest was converted at $5.13 per share into 4,238 shares of common stock.

On August 2, 2018, pursuant to a conversion notice, $15,000 in principal and NIL in interest was converted at $5.95 per share into 2,521 shares of common stock.

On August 3, 2018, pursuant to a conversion notice, $10,000 in principal and $873 in interest was converted at $4.59 per share into 2,369 shares of common stock.

On August 3, 2018, pursuant to a conversion notice, $25,000 in principal and $1,693 in interest was converted at $5.30 per share into 5,035 shares of common stock.

On August 7, 2018, pursuant to a conversion notice, $20,000 in principal and NIL in interest was converted at $4.60 per share into 4,348 shares of common stock.

On August 8, 2018, pursuant to a conversion notice, $15,000 in principal and $1,871 in interest was converted at $3.90 per share into 4,326 shares of common stock.

On August 8, 2018, pursuant to a conversion notice, $18,000 in principal and $2,195 in interest was converted at $2.80 per share into 7,225 shares of common stock.

On August 13, 2018, pursuant to a conversion notice, $15,000 in principal and $1,343 in interest was converted at $2.85 per share into 5,735 shares of common stock.

On August 13, 2018, pursuant to a conversion notice, $15,000 in principal and $1,049 in interest was converted at $2.95 per share into 5,449 shares of common stock.

On August 13, 2018, pursuant to a conversion notice, $20,000 in principal and NIL in interest was converted at $3.20 per share into 6,250 shares of common stock.

On August 20, 2018, pursuant to a conversion notice, $10,000 in principal and $647 in interest was converted at $1.59 per share into 6,696 shares of common stock.

On August 20, 2018, pursuant to a conversion notice, $12,430 in principal and NIL in interest was converted at $1.90 per share into 6,542 shares of common stock.

On August 22, 2018, pursuant to a conversion notice, $14,000 in principal and $1,006 in interest was converted at $1.64 per share into 9,134 shares of common stock.

On August 22, 2018, pursuant to a conversion notice, $10,570 in principal and $885 in interest was converted at $1.75 per share into 6,546 shares of common stock.

On August 24, 2018, pursuant to a conversion notice, $10,000 in principal and $656 in interest was converted at $1.38 per share into 7,721 shares of common stock.

On August 27, 2018, pursuant to a conversion notice, NIL in principal and $5,235 in interest was converted at $1.48 per share into 3,537 shares of common stock.

On August 28, 2018, pursuant to a conversion notice, $8,500 in principal and $565 in interest was converted at $1.17 per share into 7,748 shares of common stock.

On August 28, 2018, pursuant to a conversion notice, $10,250 in principal and $750 in interest was converted at $1.21 per share into 9,099 shares of common stock.

On August 29, 2018, pursuant to a conversion notice, $8,450 in principal and $563 in interest was converted at $1.17 per share into 7,704 shares of common stock.

On August 31, 2018, pursuant to a conversion notice, $9,000 in principal and $1,159 in interest was converted at $1.28 per share into 7,946 shares of common stock.

On September 4, 2018, pursuant to a conversion notice, $3,000 in principal and $237 in interest was converted at $1.17 per share into 2,766 shares of common stock.

On September 5, 2018, pursuant to a conversion notice, $3,000 in principal and $237 in interest was converted at $1.17 per share into 2,767 shares of common stock.

On September 6, 2018, pursuant to a conversion notice, $28,750 in principal and NIL in interest was converted at $1.15 per share into 25,000 shares of common stock.

On September 6, 2018, pursuant to a conversion notice, $7,250 in principal and $545 in interest was converted at $1.21 per share into 6,448 shares of common stock.

On September 6, 2018, pursuant to a conversion notice, $9,000 in principal and $1,194 in interest was converted at $1.28 per share into 7,973 shares of common stock.

On September 7, 2018, pursuant to a conversion notice, $5,000 in principal and $343 in interest was converted at $1.17 per share into 4,567 shares of common stock.

On September 11, 2018, pursuant to a conversion notice, $28,500 in principal and $2,174 in interest was converted at $7.75 per share into 3,958 shares of common stock.

On September 12, 2018, pursuant to a conversion notice, $25,000 in principal and $3,288 in interest was converted at $6.60 per share into 4,289 shares of common stock.

On September 14, 2018, pursuant to a conversion notice, $50,000 in principal and $4,056 in interest was converted at $13.95 per share into 3,875 shares of common stock.

On September 14, 2018, pursuant to a conversion notice, $131,500 in principal and $5,707 in interest was converted at $14.42 per share into 9,518 shares of common stock.

On September 19, 2018, pursuant to a conversion notice, $28,500 in principal and $1,268 in interest was converted at $17.86 per share into 1,667 shares of common stock.

On September 21, 2018, pursuant to a conversion notice, $30,000 in principal and $2,153 in interest was converted at $17.28 per share into 1,861 shares of common stock.

On September 26, 2018, pursuant to a conversion notice, $128,500 in principal and $9,333 in interest was converted at $16.80 per share into 8,178 shares of common stock.

On September 26, 2018, pursuant to a conversion notice, $106,000 in principal and $2,765 in interest was converted at $17.36 per share into 6,265 shares of common stock.

On September 27, 2018, pursuant to a conversion notice, $75,000 in principal and $4,917 in interest was converted at $16.80 per share into 4,757 shares of common stock.

On October 8, 2018, pursuant to a conversion notice, $125,000 in principal and $8,500 in interest was converted at $16.80 per share into 7,946 shares of common stock.

On October 8, 2018, pursuant to a conversion notice, $65,000 in principal and $6,110 in interest was converted at $16.80 per share into 4,233 shares of common stock.

On October 16, 2018, pursuant to a conversion notice, $106,000 in principal and $4,740 in interest was converted at $21.70 per share into 5,103 shares of common stock.

On October 19, 2018, pursuant to a conversion notice, $50,000 in principal and $6,956 in interest was converted at $21.00 per share into 2,712 shares of common stock.

On October 24, 2018, pursuant to a conversion notice, $100,000 in principal and $14,022 in interest was converted at $20.40 per share into 5,589 shares of common stock.

On October 25, 2018, pursuant to a conversion notice, $85,000 in principal and $820 in interest was converted at $20.74 per share into 4,138 shares of common stock.

On November 5, 2018, pursuant to a conversion notice, $65,000 in principal and $784 in interest was converted at $13.76 per share into 4,782 shares of common stock.

On November 16, 2018, pursuant to a conversion notice, $50,000 in principal and $6,500 in interest was converted at $8.40 per share into 6,726 shares of common stock.

On November 23, 2018, pursuant to a conversion notice, $24,000 in principal and $2,320 in interest was converted at $7.53 per share into 3,495 shares of common stock.

On November 29, 2018, pursuant to a conversion notice, $50,000 in principal and $6,644 in interest was converted at $7.53 per share into 7,523 shares of common stock.

On December 4, 2018, pursuant to a conversion notice, $28,000 in principal and $1,405 in interest was converted at $7.32 per share into 4,017 shares of common stock.

On December 13, 2018, pursuant to a conversion notice, $30,000 in principal and $3,260 in interest was converted at $5.10 per share into 6,522 shares of common stock.

On December 18, 2018, pursuant to a conversion notice, $40,000 in principal and $4,391 in interest was converted at $3.90 per share into 11,382 shares of common stock.

On December 18, 2018, pursuant to a conversion notice, $37,000 in principal and $1,971 in interest was converted at $3.97 per share into 9,829 shares of common stock.

On December 20, 2018, pursuant to a conversion notice, $20,000 in principal and $3,058 in interest was converted at $3.90 per share into 5,912 shares of common stock.

On December 31, 2018, pursuant to a conversion notice, $75,000 in principal and $4,300 in interest was converted at $3.97 per share into 20,000 shares of common stock.

On December 31, 2018, pursuant to a conversion notice, $60,000 in principal and $9,320 in interest was converted at $3.90 per share into 17,774 shares of common stock.

On January 3, 2019, pursuant to a conversion notice, $45,000 in principal and $2,555 in interest was converted at $5.52 per share into 8,614 shares of common stock.

On January 16, 2019, pursuant to a conversion notice, $50,000 in principal and $2,400 in interest was converted at $4.26 per share into 12,300 shares of common stock.

On January 29, 2019, pursuant to a conversion notice, $25,000 in principal and NIL in interest was converted at $4.33 per share into 5,772 shares of common stock.

On January 29, 2019, pursuant to a conversion notice, $55,000 in principal and $2,799 in interest was converted at $4.26 per share into 13,568 shares of common stock.

On January 29, 2019, pursuant to a conversion notice, $40,000 in principal and $2,499 in interest was converted at $4.33 per share into 9,813 shares of common stock.

On February 8, 2019, pursuant to a conversion notice, $49,990 in principal and $4,466 in interest was converted at $4.53 per share into 12,021 shares of common stock.

On February 19, 2019, pursuant to a conversion notice, $40,000 in principal and $3,671 in interest was converted at $4.26 per share into 10,251 shares of common stock.

On February 26, 2019, pursuant to a conversion notice, $60,000 in principal and $5,600 in interest was converted at $4.20 per share into 15,619 shares of common stock.

On March 7, 2019, pursuant to a conversion notice, $25,000 in principal and NIL in interest was converted at $3.97 per share into 6,305 shares of common stock.

On March 8, 2019, pursuant to a conversion notice, $60,000 in principal and $5,733 in interest was converted at $3.90 per share into 16,855 shares of common stock.

On March 15, 2019, pursuant to a conversion notice, $40,000 in principal and $3,884 in interest was converted at $3.60 per share into 12,190 shares of common stock.

On March 25, 2019, pursuant to a conversion notice, $21,250 in principal and NIL in interest was converted at $3.48 per share into 6,112 shares of common stock.

On March 26, 2019, pursuant to a conversion notice, $35,000 in principal and $3,484 in interest was converted at $3.42 per share into 11,253 shares of common stock.

On April 8, 2019, pursuant to a conversion notice, $25,000 in principal and $2,561 in interest was converted at $3.00 per share into 9,187 shares of common stock.

On April 18, 2019, pursuant to a conversion notice, $30,000 in principal and $3,140 in interest was converted at $2.79 per share into 11,878 shares of common stock.

On April 22, 2019, pursuant to a conversion notice, $26,000 in principal and $1,111 in interest was converted at $2.84 per share into 9,558 shares of common stock.

On May 1, 2019, pursuant to a conversion notice, $24,700 in principal and NIL in interest was converted at $2.44 per share into 10,123 shares of common stock.

On May 6, 2019, pursuant to a conversion notice, $30,000 in principal and $4,220 in interest was converted at $2.40 per share into 14,258 shares of common stock.

On May 17, 2019, pursuant to a conversion notice, $23,700 in principal and $1,143 in interest was converted at $2.20 per share into 11,313 shares of common stock.

On May 24, 2019, pursuant to a conversion notice, $20,000 in principal and $2,893 in interest was converted at $1.80 per share into 12,719 shares of common stock.

On June 16, 2019, pursuant to a conversion notice, $15,000 in principal and $2,240 in interest was converted at $1.98 per share into 8,707 shares of common stock.

On June 26, 2019, pursuant to a conversion notice, NIL in principal and $2,723 in interest was converted at $0.15 per share into 17,855 shares of common stock.

On June 28, 2019, pursuant to a conversion notice, $20,480 in principal and $2,467 in interest was converted at $0.61 per share into 37,348 shares of common stock.

On June 28, 2019, pursuant to a conversion notice, $20,480 in principal and $1,176 in interest was converted at $0.62 per share into 34,669 shares of common stock.

The Company has 6,819 shares of its common stock reserved for future issuances based on lender reserve requirements pursuant to underlying financing agreements at June 30, 2019.

Options

On April 14, 2016 (“Grant Date”), the board of directors of the Company, approved a grant of 572 stock options at an exercise price of $3,750 (market value of the Company’s stock on the Grant Date), to each of the Company’s CEO and a non-executive director. 191 of such stock options vested on the Grant Date and expire on April 14, 2021, 191 of such stock options vested on April 14, 2017 (first anniversary of the Grant Date) and expire on April 14, 2021 and 191 of such stock options vested on April 14, 2018 (second anniversary of the Grant Date) and expire on April 14, 2021. The fair value of each grant of the 572 options at Grant Date was $1,962,440 (aggregate total of $3,924,880).

The Company expensed $516,148 for these stock option grants during the years ended June 30, 2018. As of June 30, 2018, these options are fully expensed.

On the Effective Date, the Company’s board of directors approved and adopted the Company’s 2019 Equity Incentive Plan (the “2019 Plan”), which reserves a total of 234,000 shares of the Company’s common stock for issuance under the 2019 Plan. Incentive awards authorized under the 2019 Plan include, but are not limited to, incentive stock options, non-qualified stock options, restricted stock awards and restricted stock units.

Pursuant to employment agreements dated in May 2019 (see Note 10), the Company granted options to purchase 39,000 and 19,500 shares of the Company’s common stock to the Company’s Chief Executive Officer and Chief Scientific Officer, respectively. The total 58,500 options have a term of 10 years from the date of grant and exercise price ranging from $4.25 to $4.675 per share. 1/3rd of these options shall vest every successive one-year anniversary, provided, that on each such vesting date, the Chief Executive Officer and Chief Scientific Officer are employed by the Company and subject to the other provisions of the employment agreement. The 58,500 stock options were valued using a Black-Scholes model with the following assumptions: stock price at valuation date of $4.25 based on quoted trading price on date of grant, exercise price of $4.65, dividend yield of zero, years to maturity of 10.00, a risk free rate of 2.42%, and expected volatility 268% for a total value of $248,620.

During the year ended June 30, 2019, the Company recognized stock-based compensation of $10,360 related to vested stock options. There was $238,261 of unvested stock options expense as of June 30, 2019 that will be recognized in future periods.

A summary of the Company’s option activity during the years ended June 30, 2019 and 2018 is presented below:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2017	1,144	$3,750
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2018	1,144	$3,750
Issued	58,500	$4.53
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2019	59,644	$76.37

Exercisable at June 30, 2019	1,144	$3,750
Outstanding and Exercisable:

Weighted average remaining contractual term	9.72
Weighted average fair value of options granted during the period	$4.25
Aggregate intrinsic value	$85,800

	Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2019	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable at June 30, 2019	Weighted Average Exercise Price	Aggregate Intrinsic Value
$4.25-4.68	58,500	9.88 Years	$4.53	$85,800	-	$-	$-
$3,750.00	1,144	1.79 Years	3,750.00	-	1,144	3,750.00	-
	59,644	9.72 Years	$76.37	$85,800	1,144	$3,750.00	$-

Warrants

On August 29, 2018, the Company received payment of $39 AUD for the exercise of a warrant for 24 shares of the Company’s common stock and issued such shares as a result of the exercise.

On December 2, 2018, a total of 208 warrants expired.

No warrants were issued during the year ended June 30, 2019.

As of June 30, 2019, there were 59 warrants outstanding and exercisable with expiration dates commencing May 2020 and continuing through November 2020, with a weighted average exercise price per share of $4,765.

The following table summarizes warrant activity for the years ended June 30, 2019 and 2018:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2017	299	$5,625
Issued	-	-
Exercised	-	-
Forfeited	-	-
Expired	(8)	-
Outstanding at June 30, 2018	291	$5,555
Issued	-	-
Exercised	(24)	-
Forfeited	-	-
Expired	(208)	-
Outstanding at June 30, 2019	59	$4,765

Exercisable at June 30, 2019	59	$4,765
Outstanding and Exercisable:

Weighted average remaining contractual term	0.50
Aggregate intrinsic value	$-